LEGAL SETTLEMENTS (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 141	$ 611